Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
18.	Fair Value Measurements
The following tables present the Company’s financial instruments that are measured at fair value on a recurring basis:
	December 31, 2022
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds	$4,085	$4,085	$—	$—
	$4,085	$4,085	$	$

Liabilities:
Executive Market Condition Awards	$4,129	$—	$—	$4,129
Common stock warrant liabilities	17,933	9,024	8,909	—
	$22,062	$9,024	$8,909	$4,129
	December 31, 2021
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds	$9,648	$9,648	$—	$—
	$9,648	$9,648	$—	$—

Liabilities:
Executive Market Condition Awards	$—	$—	$—	$—
Common stock warrant liabilities	—	—	—	—
	$—	$—	$—	$—
Money Market Funds
The Money Market Funds are classified within Level 1 as these securities are traded on an active public market.
Executive Market Condition Awards
The CEO Market Condition Awards and the CFO Market Condition Awards (together, the “Executive Market Condition Awards”) are liability-classified awards requiring fair value measurement at the end of each reporting period. The Company used the Monte Carlo simulation model to value the liability-classified award. The key inputs into the Monte Carlo simulation as of December 31, 2022 were as follows:
December 31, 2022
Expected term (in years)	9.9 years
Volatility	65.0%
Risk-free interest rate	3.8%
Dividend yield	—%
Common Stock Warrant Liabilities
The Warrants were accounted for as a liability in accordance with ASC 815-40 (see Note 15). The warrant liability was measured at fair value upon assumption and on a recurring basis, with changes in fair value presented in the consolidated statements of operations and comprehensive income.
The Company used Level 1 inputs for valuing the Public Warrants and Level 2 inputs for valuing the Private Warrants. The Private Warrants are substantially similar to the Public Warrants, but not directly traded or quoted on an active market.
The following table presents the changes in the fair value of the warrant liability:
	Public Warrants	Private Warrants	Total Warrant Liability
Fair value as of December 31, 2021	$—	$—	$—
Assumption of Warrants upon Closing	19,740	19,488	39,228
Change in fair value of Warrant liability	(10,716)	(10,579)	(21,295)
Fair value as of December 31, 2022	$9,024	$8,909	$17,933